Schedule of Costs to Obtain Contract Activity (Details) - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Beginning Balance	$ 38,546	$ 31,504	$ 38,462	$ 51,472	$ 51,472	$ 69,737
Commissions Incurred	39,664	57,237	48,316	31,610	180,141	242,810
Deferred Commissions Recognized	(25,594)	(50,195)	(47,634)	(44,620)	(200,109)	(261,075)
Ending Balance	$ 52,616	$ 38,546	$ 39,144	$ 38,462	$ 31,504	$ 51,472